Inventories (Tables)	12 Months Ended
Jan. 31, 2024
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Summary of Inventories
The Company’s inventories were as follows, as at:

	January 31, 2024	January 31, 2023

Materials and work in progress	$834.9	$1,175.5
Finished products	929.7	746.1
Parts, accessories and apparel	391.0	368.5
Total inventories	$2,155.6	$2,290.1